Profit Sharing Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Employee contributions	$ 2,200	$ 1,400	$ 1,000